Trading derivatives (assets and liabilities) and short positions - Schedule of short positions (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial instruments
FINANCIAL LIABILITIES HELD FOR TRADING	€ 171,546	€ 152,151	€ 122,270
Short positions
Financial instruments
FINANCIAL LIABILITIES HELD FOR TRADING	44,015	35,830	26,174
Debt securities | Short positions
Financial instruments
Borrowed securities	2,938	2,566	3,263
Short sales	40,387	32,726	22,365
Debt securities | Short positions | Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México
Financial instruments
Borrowed securities	1,358	1,199	1,881
Debt securities | Short positions | Banco Santander (Brasil) S.A.
Financial instruments
Short sales	7,417	5,950	3,462
Debt securities | Short positions | Santander US Capital Markets LLC
Financial instruments
Short sales	3,396	2,382	2,442
Equity instruments | Short positions
Financial instruments
Borrowed securities	690	538	546
Banco Santander, S.A. | Debt securities | Short positions
Financial instruments
Borrowed securities	1,555	1,347	1,383
Short sales	28,710	23,813	16,143
Banco Santander, S.A. | Equity instruments | Short positions
Financial instruments
Borrowed securities	€ 429	€ 358	€ 312